Financial instruments and related disclosures - Fair Values of Derivatives Held (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	£ 157	£ 524
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	89	167
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current		1
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current		24
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	89	44
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current		98
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	68	357
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	57	103
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	5	4
Financial assets, current	6	250
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(31)	(48)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(1)	(1)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current		(17)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(12)	(30)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(18)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(200)	(141)
Total derivative instruments	(231)	(189)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(190)	(140)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current	(10)	£ (1)
Financial Liabilities, current	£ 0